Long-term Debt and Capital Structure - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jul. 30, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Sep. 19, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	4.90%	4.90%		4.90%		5.10%	5.10%
Total Debt Principal				$ 5,898,000,000			$ 4,998,000,000
Committed Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Cenovus has in place a committed revolving credit facility that consists of a $1.2 billion tranche and a $3.3 billion tranche with maturity dates of November 30, 2022 and November 30, 2023, respectively. In April 2020, the Company added a committed credit facility with capacity of $1.1 billion to further support the Company’s financial resilience in the current market environment. On December 31, 2020, the Company cancelled the $1.1 billion credit facility.	Cenovus has in place a committed revolving credit facility that consists of a $1.2 billion tranche and a $3.3 billion tranche with maturity dates of November 30, 2022 and November 30, 2023, respectively. In April 2020, the Company added a committed credit facility with capacity of $1.1 billion to further support the Company’s financial resilience in the current market environment. On December 31, 2020, the Company cancelled the $1.1 billion credit facility.
Credit facility cancellation	$ 1,100
Top of Range [Member]
Disclosure of detailed information about borrowings [line items]
Target Net Debt to Adjusted EBITDA Ratio		2.0	2.0
Debt to capitalization ratio	65.00%	65.00%		65.00%
Base Shelf Prospectus [Member] | Top of Range [Member]
Disclosure of detailed information about borrowings [line items]
Authorized capacity under base shelf prospectus								$ 5,000,000,000
Tranche One [Member] | Committed Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date		November 30, 2022	November 30, 2022
Tranche One [Member] | Top of Range [Member] | Committed Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Committed credit facility capacity	$ 1,100	$ 1,100				$ 1,200
Tranche Two [Member] | Committed Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date		November 30, 2023	November 30, 2023
Tranche Two [Member] | Top of Range [Member] | Committed Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Committed credit facility capacity						$ 3,300
Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal					$ 1,000,000,000
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Payment to repurchase unsecured notes			$ 81,000,000
Unsecured notes principal repurchase				$ 100,000,000
Gain on debt repurchase recorded in finance cost		$ 25